Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Inventory [Abstract]
Schedule of Inventory of Finished Goods and Capitalized Freight

Inventory as of June 30, 2026 and December 31, 2025, consisted primarily of finished goods and capitalized freight in and was located in the following geographical areas:

	June 30, 2026	December 31, 2025
United States	$1,119,736	$1,119,886
Ireland	20,776	22,491
Total inventory	$1,140,512	$1,142,377

Inventory as of December 31, 2025 and 2024 consisted primarily of finished goods and capitalized freight in and was located in the following geographical areas:

	For the years ended December 31,
	2025	2024
United States	$1,119,886	$1,142,630
Ireland	22,491	62,158
Total inventory	$1,142,377	$1,204,788